UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2


Read instructions at end of form before preparing form.

1. Name and address of issuer:
Anchor Pathway Fund
  	1 SunAmerica Center
	Los Angeles, California 90067-6022

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes).
	X

3. Investment Company Act File Number:
811-5157

Securities Act File Number:
	33-14227

4(a). Last day of fiscal year for which this Form is
filed:	February 29,
2004

4(b).          Check box if this Form is being filed
late (i.e., more than 90 calendar
days after the end of the issuer's
                  fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).         Check box if this is the last time the
Issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

		$        70,582

(ii) Aggregate price of securities redeemed or
repurchased during
the fiscal year:
		$     9,226,167

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

		$      0

(iv) Total available redemption credits
[add Items 5 (ii) and 5 (iii)

		$    9,226,167
(v) Net sales - if Item 5(i) is greater than
Item 5(iv) [substract Item 5(iv)
from Item 5(i)]:
		 $     0

(vi) Redemption credits available for use in future years-if Item 5(i) is less than
      Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
		-$9,155,585


(vii) Multiplier for determing
registration fee (See Instruction C.9):



(viii) Registration fee due [multiply Item 5 (v) by
Item 5
(vii)] (enter "0" if no fee is due):




(vii)  Multiplier for determining registration fee
(See Instruction C.9):
		   x.0001267

(viii) Registration fee due [Multiply Item 5(v) by
Item 5(vii)] (enter "0" if no fee
is due):	              =$            -0-

6. Prepaid Shares

If the response to Item 5(i) was determined by
deducting an amount of
securities that were registered under the Securities
Act of 1933 pursuant to
rule 24e-2 as in effect before October 11, 1997, then
report the amount of
securities (number of shares or other units) deducted
here:
	.  If there is a number of shares or other
units that were registered
pursuant to rule 24e-2 remaining unsold at the end of
the fiscal year for
which this form is filed that are available for use
by the issuer in future
fiscal years, then state that number here:
		.

7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see
Instruction D):


	           +$ 	-0-

8. Total of the amount of the registration fee due plus any interest due [line 5
(viii) plus
Line 7]:



	          =$ 	-0-

9. Date the registration fee and any interest payment was sent to the
Commissions's lockbox
depository:

	Method of Delivery

			Wire Transfer


			Mail or other menas





SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)


Gregory R. Kingston-
V.President & Assistant Treasurer

	Date: April 28, 2004

	  1 Please print the name and title of the signing officer below the signature.